Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of reconciliation of the components of cash, cash equivalents, and restricted cash	The following table provides a reconciliation of the components of cash, cash equivalents, and restricted cash reported in the Company’s consolidated balance sheets to the total of the amount presented in the Consolidated Statements of Cash Flows:

	December 31,
	2020	2019
	(in thousands)
Cash and cash equivalents	$38,174	$62,478
Restricted cash	484	1,034

Total cash, cash equivalents, and restricted cash shown in the Consolidated Statements of Cash Flows	$38,658	$63,512

Schedule of potentially dilutive securities have been excluded from the computation of diluted weighted average shares of common stock outstanding
The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive (amounts shown as common stock equivalents):

	Year ended December 31,
	2020	2019
Stock options	3,749,102	2,498,606
Common stock warrants	17,125	17,125
BSA and BSPCE warrants	48,265	95,567

	3,814,492	2,611,298